UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):     [] is a restatement.
                                     [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           B Capital Advisors, LP
Address:        400 Madison Avenue, Suite 17A
                New York, NY 10017

13F File Number:        28-11171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contaned herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this sbumission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Ben Dominguez
Title:          Chief Financial Officer
Phone:          212-699-4074

Signature, Place, and Date of Signing:

/s/ Ben Dominguez             New York, New York                August 12, 2005
--------------------          ------------------                ---------------
[Signature]                   [City, State]                     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                     FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           12
                                          ----------
Form 13F Information Table Value Total:   $   16,628
                                          ----------
                                           (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE

                                                     B Capital Advisors, LP
                                                   Form 13F Information Table
                                                  Quarter Ended June 30, 2005

                       TITLE OF                Market Value       SHRS OR    SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER         CLASS      CUSIP        (x$1,000)          PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------         -----      -----        ---------          -------    ---  ----  ----------  --------  ----    ------   ----
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS             COM        01988P108   $       1,129        68,000    SH           Sole               68,000
HEALTHCARE SOLUTION
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC        CL A       093679108   $       1,368       150,000    SH           Sole              150,000
-----------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW      COM        156779100   $       2,727       140,000    SH           Sole              140,000
-----------------------------------------------------------------------------------------------------------------------------------
DELTA & PINE LD CO     COM        247357106   $       1,010        40,300    SH           Sole               40,300
-----------------------------------------------------------------------------------------------------------------------------------
IOWA TELECOMM          COM        462594201   $       1,553        82,800    SH           Sole               82,800
SERVICES INC
-----------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO              COM        61945A107   $       1,712       110,000    SH           Sole              110,000
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC       COM        676220106   $       1,142        50,000    SH           Sole               50,000
-----------------------------------------------------------------------------------------------------------------------------------
OPTIMAL GROUP INC      CL A NEW   68388R208   $         323        20,000    SH           Sole               20,000
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC             COM        717081103   $         899        32,612    SH           Sole               32,612
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC        COM        887317105   $       1,671       100,000    SH           Sole              100,000
-----------------------------------------------------------------------------------------------------------------------------------
TRANSWITCH CORP        COM        894065101   $       1,640       800,000    SH           Sole              800,000
-----------------------------------------------------------------------------------------------------------------------------------
HERBALIFE LTD          COM        G4412G101   $       1,454        67,300    SH           Sole               67,300
-----------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY:        12 RECORDS             $      16,628 FMV (in thousands)